Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 31, 2022
Global Sustainable Listed Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Sustainable Listed Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by listed infrastructure companies that are subject to the sub-advisor’s sustainable investing strategy (as explained in more detail below). A “listed infrastructure company” is a publicly traded company engaged in the development, operation, and management of infrastructure assets. Infrastructure assets include but are not limited to utilities (electric, gas, water), transportation infrastructure (airports, highways, railways, marine ports), energy infrastructure (renewable energy generation, oil and gas pipeline operators), and communications infrastructure (cell phone tower operators, data centers, other providers of telecommunication services).The Fund invests primarily in equity securities regardless of market capitalization (small, medium, or large) and invests in both value and growth securities. The Fund also invests in real estate investment trusts (“REITs”) but only those REITs that are engaged in the development, operation, or management of infrastructure assets. In addition, under normal circumstances, the Fund holds investments tied economically to multiple countries and invests at least 40% of its net assets, measured at the time of purchase, in securities of issuers organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets, such as China.The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. The Fund also concentrates its investments (invests more than 25% of its net assets) in securities in the utilities industry.The sub-advisor initially identifies listed infrastructure companies and assesses them against the following three metrics: overall quality, valuation, and market perception. As described in more detail below, the overall quality metric includes, among other things, an assessment of a company’s environmental, social, and governance (“ESG”) practices using the sub-advisor’s proprietary ESG-ratings framework. After it has assessed a potential investment against these three metrics, the sub-advisor assesses the remaining companies for their alignment with the United Nations Sustainable Development Goals (“SDGs”). The sub-advisor’s assessments of a company’s overall quality (which includes an assessment of a company’s ESG practices) and SDG alignment contain minimum sustainability thresholds that a company must meet before it is considered for portfolio inclusion. The sub-advisor applies these assessments of ESG practices and SDG alignment to each Fund investment (other than cash and cash equivalents) and believes that ESG factors are a significant consideration in selecting investments for the Fund’s portfolio. The sub-advisor does, however, consider non-ESG factors too when evaluating potential Fund investments.The sub-advisor’s assessment of a company’s overall quality metric consists of assessments of several key measurements, which include, among others, a company’s ESG practices; financial condition; profitability and projected growth; management quality and governance structure; business strategy; market outlook; and infrastructure business quality, which covers the strength of a company’s regulatory relationships, the nature of its contractual and regulatory right to operate its assets, and the predictability and longevity of its cash flows.The sub-advisor measures a company’s ESG practices and potential for those practices to improve by, among other things, maintaining a proprietary ESG-ratings framework, supplemented by insights from third-party research providers (e.g., sell-side research firms and ESG rating firms), and regular engagement with company management teams, in which ESG factors are a significant consideration and which includes correspondence with company management specifically focused on ESG issues. The sub-advisor does not rely exclusively on the insights from third-party research providers; it may discount these third-party insights if they conflict with the sub-advisor’s independent analyses and judgments. The proprietary ratings framework seeks to benchmark companies against what the sub-advisor believes to be the ESG practices of leading listed infrastructure companies. It is composed of a set of metrics (identified below) that the sub-advisor deems to be material in evaluating the ESG and sustainability credentials of a listed infrastructure company. This framework sets out areas of materiality by sector and sub-sector and helps to focus analyst research on areas that are most likely to lead to controversies and opportunities for a given listed infrastructure company. The ESG metrics include, but are not limited to, carbon emissions; resource and water management; resiliency to climate-related impacts; environmental business opportunities; human capital development; health and safety; diversity and inclusion; community relations; access and affordability; customer privacy and data security; ownership structure; board composition; compensation and alignment; business ethics; accounting; reporting and transparency; and controversies. These metrics are subject to change as the sub-advisor periodically re-assesses which ESG considerations are most material for listed infrastructure companies.The sub-advisor’s valuation assessment involves the construction of discounted cash flow-based valuation models for potential investments. The sub-advisor’s market perception analysis seeks to identify companies whose sustainability credentials, in the sub-advisor’s opinion, are over- or underappreciated by other market participants.Before selecting a company’s security for Fund investment, the sub-advisor also evaluates the company’s alignment with the SDGs generally but with a special emphasis on the following goals: clean water and sanitation; affordable and clean energy; decent work and economic growth; industry, innovation, and infrastructure; sustainable cities and infrastructure; and climate action. This SDG-alignment examination seeks to ensure that the company’s contributions to social and environmental progress are in line with the sub-advisor’s expectations for a listed infrastructure company operating in the relevant sub-sector and country. The sub-advisor identifies individual targets and indicators that are most applicable to each company and that may vary depending on sub-sector and/or country of operation.The sub-advisor’s assessments of a company’s overall quality (which includes an assessment of a company’s ESG practices) and SDG alignment contain minimum sustainability thresholds that a company must meet before it is considered for portfolio inclusion. Subject to these minimum standards, the sub-advisor may from time to time select for investment a company that the sub-advisor has identified as having certain areas of deficiency in its ESG practices or in its SDG alignment relative to its global peers. Before making such an investment, however, the sub-advisor would identify, in its reasonable belief, positive forward-looking trends in the company’s ESG practices or SDG alignment through direct engagement with a company’s management. The sub-advisor typically makes this determination after it has examined a potential investment against the metrics outlined above (overall quality (which contains ESG quality), valuation, market perception, and SDG alignment).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund also concentrates its investments (invests more than 25% of its net assets) in securities in the utilities industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations, and energy conservation efforts. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization and tax incentives, world events, and general economic conditions. In addition, renewable energy companies may be more volatile than companies operating in more established industries. Seasonal weather conditions, extreme weather, or other natural disasters could have a disproportionate effect on renewable energy companies versus other types of energy companies. These factors could impact the ability of renewable energy companies to pay dividends comparable to those paid by other types of energy companies.Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.ESG Investing Risk. The Fund incorporates ESG investment insights into its investment strategy and will forego certain investment opportunities because of this ESG investment strategy. The Fund’s incorporation of ESG investment insights will affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics or apply an ESG investment strategy, or that use different ESG criteria or a different methodology to identify and/or incorporate ESG characteristics. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of a particular investor. In addition, the Fund may not be successful in its objectives related to ESG. There is no guarantee that these objectives will be achieved, and ESG-related assessments are at the sub-advisor’s discretion. The sub-advisor is dependent upon certain information and data from issuers and from third-party providers of ESG research, which may be incomplete, inaccurate, or unavailable. As a result, there is a risk that the sub-advisor may incorrectly assess a security or issuer. There is also a risk that the sub-advisor may not apply the relevant ESG criteria correctly or that the Fund could have indirect exposure to issuers that do not meet the relevant ESG criteria used by the Fund. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors. The advisor and/or sub-advisor’s evaluation of ESG criteria is subjective and may change over time.Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries (in this case, the utilities sector) has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries. These factors and risks are explained more fully below in Utilities Sector Risk.Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.Telecommunication Services Risk. The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market, and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.Transportation Risk. Companies in the transportation industry may be adversely affected by economic changes, increases in fuel and operating costs, labor relations, and insurance costs. Transportation companies may also be subject to significant government regulation and oversight, which may adversely affect their businesses.Utilities Sector Risk. When interest rates go up, the value of securities issued by utilities companies historically has gone down. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations, or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas, or nuclear energy) and potentially high interest costs for borrowing to finance new projects.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	 An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk.  A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the FTSE Global Core Infrastructure 50/50 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Global Sustainable Listed Infrastructure Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	$ 90
3 years	rr_ExpenseExampleYear03	$ 371

[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Global Investors, LLC (“PGI”), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Institutional Class shares. It is expected that the expense limit will continue through the period ending December 30, 2023; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.